Segments and Geographic Information	6 Months Ended
Apr. 30, 2024
Segments and Geographic Information [Abstract]
SEGMENTS AND GEOGRAPHIC INFORMATION

NOTE 16 – SEGMENTS AND GEOGRAPHIC INFORMATION

The Company believes that it operates in two business segments which consist of sales of NEVs and franchise services; and it operates in one geographical location, the PRC. The Company disaggregates its revenue into categories that depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

Sales of goods revenues consist of sales of vehicles to third party customers and to the franchisees. Franchise services revenues consist of initial fees and ongoing royalties from the franchisees. Under the franchise arrangement, franchisees are granted the right to operate retail stores using the Company’s Jiuzi brand and system. Other service revenues include the sublease of vehicles to third party customers with a mark-up to the rental price.

Sales revenues consist of the following:

	Six Months Ended
	April 30, 2024		April 30, 2023
NEVs sales	$2,278,353	100%	$573,139	93%
Franchisee services revenues	2,885	-%	13,527	2%
Other service revenues	-	-%	28,149	5%
Total	$2,281,238	100%	$614,815	100%

Direct costs consist of the following:

	Six Months Ended
	April 30, 2024		April 30, 2023
NEVs sales	$2,322,140	100%	$697,268	93%
Franchisee services revenues	1,668	-%	28,275	4%
Other service revenues	-	-%	25,879	3%
Total	$2,323,808	100%	$751,422	100%

Gross profit (loss) consist of the following:

	Six Months Ended
	April 30, 2024		April 30, 2023
NEVs sales	$(43,787)	(2)%	$(124,129)	(22)%
Franchisee services revenues	1,217	42%	(14,748)	(109)%
Other service revenues	-	-%	2,270	8%
Total	$(42,570)	(2)%	$(136,607)	(22)%